ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 19,648	$ 25,455	$ 30,115
Charge-offs	(11,108)	(12,769)	(17,005)
Recoveries	2,135	2,306	2,774
Replenishment of net charge-offs	8,973	10,463	14,231
Net reserve build (releases)	(1,879)	(1,961)	(1,908)
Net specific reserve releases	(266)	(898)	(1,865)
Other	(1,509)	(2,948)	(887)
Allowance for loan losses at the end of year	15,994	19,648	25,455
Allowance for loan losses:
Determined in accordance with ASC 450-20	11,783	14,634
Determined in accordance with ASC 310-10-35	4,152	4,901
Determined in accordance with ASC 310-30	59	113
Total allowance for loan losses	15,994	19,648	25,455
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	617,470	633,679
Loans individually evaluated for impairment in accordance with ASC 310-10-35	20,843	26,015
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	421	749
Loans held at fair value	5,901	5,029
Loans, net of unearned income	644,635	665,472
Corporate
Allowance for credit losses
Allowance for loan losses at beginning of period	2,584	2,776	2,879
Charge-offs	(427)	(369)	(640)
Recoveries	139	168	417
Replenishment of net charge-offs	288	201	223
Net reserve build (releases)	(133)	(199)	2
Net specific reserve releases	(20)	(1)	(138)
Other	(42)	8	33
Allowance for loan losses at the end of year	2,389	2,584	2,776
Allowance for loan losses:
Determined in accordance with ASC 450-20	2,110	2,232
Determined in accordance with ASC 310-10-35	235	268
Determined in accordance with ASC 310-30	44	84
Total allowance for loan losses	2,389	2,584	2,776
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	267,271	265,230
Loans individually evaluated for impairment in accordance with ASC 310-10-35	1,485	2,222
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	51	117
Loans held at fair value	5,858	4,072
Loans, net of unearned income	274,665	271,641
Consumer
Allowance for credit losses
Allowance for loan losses at beginning of period	17,064	22,679	27,236
Charge-offs	(10,681)	(12,400)	(16,365)
Recoveries	1,996	2,138	2,357
Replenishment of net charge-offs	8,685	10,262	14,008
Net reserve build (releases)	(1,746)	(1,762)	(1,910)
Net specific reserve releases	(246)	(897)	(1,727)
Other	(1,467)	(2,956)	(920)
Allowance for loan losses at the end of year	13,605	17,064	22,679
Allowance for loan losses:
Determined in accordance with ASC 450-20	9,673	12,402
Determined in accordance with ASC 310-10-35	3,917	4,633
Determined in accordance with ASC 310-30	15	29
Total allowance for loan losses	13,605	17,064	22,679
Loans, net of unearned income:
Loans collectively evaluated for impairment in accordance with ASC 450-20	350,199	368,449
Loans individually evaluated for impairment in accordance with ASC 310-10-35	19,358	23,793
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	370	632
Loans held at fair value	43	957
Loans, net of unearned income	$ 369,970	$ 393,831